Mid-Cap Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (4.1%)
	Albemarle Corp.	44,046	11,648
	Nucor Corp.	98,353	10,523
	Fastenal Co.	215,902	9,940
	International Flavors & Fragrances Inc.	95,855	8,706
	LyondellBasell Industries NV Class A	98,097	7,385
	CF Industries Holdings Inc.	74,894	7,209
	Mosaic Co.	129,700	6,268
	FMC Corp.	47,306	5,000
	Avery Dennison Corp.	30,490	4,961
	International Paper Co.	136,052	4,313
	Celanese Corp. Class A	36,667	3,312
	Eastman Chemical Co.	46,125	3,277
	Westlake Corp.	6,047	525
			83,067
Consumer Discretionary (12.7%)
*	Dollar Tree Inc.	79,944	10,880
*	Trade Desk Inc. Class A	166,900	9,972
*	Copart Inc.	80,430	8,558
*	Aptiv plc	101,851	7,966
	Genuine Parts Co.	53,083	7,926
*	AutoZone Inc.	3,694	7,912
	DR Horton Inc.	117,439	7,910
*	Chipotle Mexican Grill Inc. Class A	5,248	7,886
	Tractor Supply Co.	41,613	7,735
*	Ulta Beauty Inc.	19,272	7,732
	eBay Inc.	206,400	7,598
	Lennar Corp. Class A	94,592	7,052
*	Southwest Airlines Co.	223,000	6,877
*	Take-Two Interactive Software Inc.	62,597	6,823
*	Delta Air Lines Inc.	241,000	6,762
	Hilton Worldwide Holdings Inc.	51,500	6,212
	Darden Restaurants Inc.	45,994	5,810
*	Expedia Group Inc.	57,149	5,354
	Omnicom Group Inc.	77,044	4,861
	Best Buy Co. Inc.	76,030	4,816
*	Etsy Inc.	47,600	4,766
*	NVR Inc.	1,173	4,677
	Garmin Ltd.	57,946	4,654
	LKQ Corp.	97,838	4,613
*	Live Nation Entertainment Inc.	56,219	4,275
	Domino's Pizza Inc.	13,459	4,175

		Shares	Market Value ($000)
*	ROBLOX Corp. Class A	112,700	4,039
*	United Airlines Holdings Inc.	122,804	3,995
*	CarMax Inc.	59,777	3,946
	VF Corp.	131,285	3,927
	Advance Auto Parts Inc.	22,586	3,531
	Fox Corp. Class A	115,100	3,531
	MGM Resorts International	117,996	3,507
	Paramount Global Class B	184,141	3,506
	Hasbro Inc.	49,388	3,330
	PulteGroup Inc.	86,928	3,260
	Rollins Inc.	92,517	3,208
*	Royal Caribbean Cruises Ltd.	81,443	3,087
*,1	Lucid Group Inc.	220,143	3,075
	News Corp. Class A	186,021	2,811
	BorgWarner Inc.	88,940	2,793
	Whirlpool Corp.	20,516	2,766
*	Burlington Stores Inc.	24,560	2,748
*	Carnival Corp.	370,816	2,607
*	Caesars Entertainment Inc.	76,600	2,471
*	Las Vegas Sands Corp.	64,700	2,428
	Pool Corp.	7,100	2,259
*	Liberty Media Corp.-Liberty SiriusXM Class C	57,736	2,177
	Interpublic Group of Cos. Inc.	73,601	1,884
	Vail Resorts Inc.	7,552	1,628
*	American Airlines Group Inc.	121,651	1,465
	Fox Corp. Class B	50,268	1,433
	Lear Corp.	11,129	1,332
	Bath & Body Works Inc.	40,800	1,330
[1]	Sirius XM Holdings Inc.	219,300	1,252
*,1	GameStop Corp. Class A	48,800	1,226
*	Liberty Media Corp.-Liberty SiriusXM Class A	27,545	1,049
	Warner Music Group Corp. Class A	43,667	1,013
*	Chewy Inc. Class A	32,920	1,011
*	Endeavor Group Holdings Inc. Class A	48,126	975
	Lennar Corp. Class B	6,899	411
	Paramount Global Class A	2,790	60
	News Corp. Class B	3,475	54
			258,927
Consumer Staples (5.4%)
	Corteva Inc.	272,569	15,577
	Kroger Co.	241,904	10,583
	McKesson Corp.	27,000	9,177
	Archer-Daniels-Midland Co.	105,300	8,471
	AmerisourceBergen Corp. Class A	58,424	7,907
	Tyson Foods Inc. Class A	108,815	7,174
	McCormick & Co. Inc. (Non-Voting)	94,126	6,708
	Kellogg Co.	95,820	6,675
	Church & Dwight Co. Inc.	91,330	6,525
	Clorox Co.	46,311	5,946
	Conagra Brands Inc.	180,614	5,893
	J M Smucker Co.	38,080	5,233
	Hormel Foods Corp.	102,587	4,662
	Campbell Soup Co.	73,358	3,457
	Lamb Weston Holdings Inc.	27,013	2,090
	Molson Coors Beverage Co. Class B	33,808	1,622

		Shares	Market Value ($000)
	Albertsons Cos. Inc. Class A	60,100	1,494
*	Olaplex Holdings Inc.	36,158	345
			109,539
Energy (6.3%)
	Cheniere Energy Inc.	93,820	15,566
	Devon Energy Corp.	246,100	14,798
*	Enphase Energy Inc.	50,900	14,123
	Hess Corp.	104,736	11,415
	ONEOK Inc.	167,982	8,607
	Diamondback Energy Inc.	66,800	8,047
	Baker Hughes Co. Class A	380,212	7,969
	Valero Energy Corp.	74,000	7,907
	Halliburton Co.	306,855	7,555
	Coterra Energy Inc.	284,000	7,418
	Phillips 66	90,400	7,297
	Williams Cos. Inc.	228,964	6,555
*	Plug Power Inc.	217,500	4,570
	Marathon Oil Corp.	127,100	2,870
	EQT Corp.	62,200	2,535
	Continental Resources Inc.	20,400	1,363
			128,595
Financials (12.9%)
	Arthur J Gallagher & Co.	79,000	13,526
	MSCI Inc. Class A	28,729	12,118
	M&T Bank Corp.	65,986	11,635
	Ameriprise Financial Inc.	40,692	10,252
	Discover Financial Services	102,632	9,331
	First Republic Bank	68,630	8,960
	Willis Towers Watson plc	41,367	8,312
	Fifth Third Bancorp	257,866	8,241
	State Street Corp.	131,209	7,979
	Hartford Financial Services Group Inc.	121,412	7,520
*	SVB Financial Group	22,167	7,443
	Nasdaq Inc.	129,178	7,322
	Raymond James Financial Inc.	72,987	7,213
	Huntington Bancshares Inc.	542,033	7,144
	Regions Financial Corp.	351,093	7,047
	American International Group Inc.	142,900	6,785
	Principal Financial Group Inc.	93,664	6,758
	Citizens Financial Group Inc.	186,350	6,403
	Northern Trust Corp.	74,430	6,368
	Broadridge Financial Solutions Inc.	44,092	6,363
	Apollo Global Management Inc.	129,099	6,003
*	Arch Capital Group Ltd.	131,748	6,000
	FactSet Research Systems Inc.	14,257	5,704
	KeyCorp	350,536	5,616
*	Markel Corp.	4,824	5,230
	Cincinnati Financial Corp.	56,804	5,088
	W R Berkley Corp.	74,734	4,826
	Cboe Global Markets Inc.	39,870	4,680
	T. Rowe Price Group Inc.	42,400	4,452
	Everest Re Group Ltd.	14,824	3,890
	Loews Corp.	76,933	3,834
	Equitable Holdings Inc.	141,113	3,718
	Fidelity National Financial Inc.	98,644	3,571
*,1	Coinbase Global Inc. Class A	53,200	3,431
	Ares Management Corp. Class A	55,000	3,407

		Shares	Market Value ($000)
	LPL Financial Holdings Inc.	14,200	3,102
	MarketAxess Holdings Inc.	13,426	2,987
	Ally Financial Inc.	104,408	2,906
	Annaly Capital Management Inc.	163,697	2,809
	Brown & Brown Inc.	42,400	2,564
	Interactive Brokers Group Inc. Class A	36,750	2,349
	Tradeweb Markets Inc. Class A	40,500	2,285
	Franklin Resources Inc.	103,047	2,218
*	Alleghany Corp.	2,397	2,012
	Globe Life Inc.	16,507	1,646
	Lincoln National Corp.	28,736	1,262
*	Corebridge Financial Inc.	24,054	474
	Rocket Cos. Inc. Class A	40,600	257
			263,041
Health Care (10.4%)
*	Centene Corp.	214,760	16,711
*	IQVIA Holdings Inc.	70,073	12,693
	ResMed Inc.	54,984	12,003
*	Dexcom Inc.	147,500	11,880
*	Alnylam Pharmaceuticals Inc.	45,133	9,034
*	Veeva Systems Inc. Class A	52,638	8,679
	Zimmer Biomet Holdings Inc.	78,826	8,241
*	Seagen Inc.	51,944	7,108
	Laboratory Corp. of America Holdings	34,020	6,968
	West Pharmaceutical Services Inc.	27,800	6,841
	Cardinal Health Inc.	102,423	6,830
	STERIS plc	37,600	6,252
*	Hologic Inc.	93,789	6,051
*	Insulet Corp.	26,100	5,987
*	BioMarin Pharmaceutical Inc.	69,714	5,910
*	Align Technology Inc.	27,900	5,778
	PerkinElmer Inc.	47,400	5,704
	Royalty Pharma plc Class A	139,604	5,609
	Quest Diagnostics Inc.	43,792	5,373
*	Horizon Therapeutics plc	86,600	5,360
*	IDEXX Laboratories Inc.	15,606	5,084
	Cooper Cos. Inc.	18,507	4,884
*	Incyte Corp.	71,081	4,737
*	Catalent Inc.	64,000	4,631
*	Avantor Inc.	228,000	4,469
*	ABIOMED Inc.	17,055	4,190
	Viatris Inc.	455,857	3,884
*	Molina Healthcare Inc.	10,900	3,595
	Teleflex Inc.	17,618	3,549
*	Henry Schein Inc.	51,190	3,367
*	Bio-Rad Laboratories Inc. Class A	7,853	3,276
*	Charles River Laboratories International Inc.	9,600	1,889
*	DaVita Inc.	18,828	1,558
	DENTSPLY SIRONA Inc.	40,673	1,153
*	Exact Sciences Corp.	33,248	1,080
*	Elanco Animal Health Inc.	84,640	1,050
	Universal Health Services Inc. Class B	11,763	1,037
*	agilon health Inc.	38,476	901
			213,346
Industrials (14.3%)
	Cintas Corp.	32,281	12,531
	Carrier Global Corp.	316,205	11,244

		Shares	Market Value ($000)
*	Keysight Technologies Inc.	67,420	10,609
	TransDigm Group Inc.	19,392	10,177
	Verisk Analytics Inc. Class A	59,021	10,065
	PACCAR Inc.	117,573	9,840
	AMETEK Inc.	86,222	9,778
	Old Dominion Freight Line Inc.	37,805	9,405
	Rockwell Automation Inc.	43,374	9,330
*	Mettler-Toledo International Inc.	8,456	9,167
	WW Grainger Inc.	17,163	8,396
	Equifax Inc.	46,021	7,889
	Fortive Corp.	133,711	7,795
	Martin Marietta Materials Inc.	23,416	7,542
	Vulcan Materials Co.	47,412	7,477
*	United Rentals Inc.	26,278	7,098
	Ingersoll Rand Inc.	151,512	6,554
	Dover Corp.	53,943	6,289
*	Waters Corp.	22,528	6,072
*	Teledyne Technologies Inc.	17,600	5,940
	Xylem Inc.	67,668	5,912
	Ball Corp.	118,142	5,709
	Expeditors International of Washington Inc.	61,518	5,433
	Westinghouse Air Brake Technologies Corp.	64,955	5,284
	Jacobs Solutions Inc.	47,980	5,205
	Synchrony Financial	181,000	5,102
*	Zebra Technologies Corp. Class A	19,460	5,099
*	Trimble Inc.	93,104	5,053
	Otis Worldwide Corp.	78,896	5,034
*	Bill.com Holdings Inc.	37,400	4,951
	JB Hunt Transport Services Inc.	31,169	4,875
*	FleetCor Technologies Inc.	26,757	4,714
	Textron Inc.	79,518	4,633
	CH Robinson Worldwide Inc.	46,590	4,487
	TransUnion	72,303	4,301
*	Generac Holdings Inc.	24,000	4,275
	Stanley Black & Decker Inc.	55,600	4,182
	Snap-on Inc.	20,057	4,039
	Masco Corp.	84,728	3,956
	Packaging Corp. of America	35,208	3,954
	Crown Holdings Inc.	45,563	3,692
	Quanta Services Inc.	26,900	3,427
	HEICO Corp. Class A	27,499	3,152
	Westrock Co.	95,603	2,953
	Fortune Brands Home & Security Inc.	48,576	2,608
	Jack Henry & Associates Inc.	13,760	2,508
	Hubbell Inc. Class B	10,132	2,259
	HEICO Corp.	15,569	2,242
			292,237
Real Estate (9.4%)
	Realty Income Corp.	232,012	13,503
	SBA Communications Corp. Class A	40,505	11,530
	Welltower Inc.	174,114	11,199
	VICI Properties Inc.	361,900	10,803
	Digital Realty Trust Inc.	107,975	10,709
*	CoStar Group Inc.	148,840	10,367
	AvalonBay Communities Inc.	52,559	9,681
	Equity Residential	134,236	9,023
	Extra Space Storage Inc.	50,292	8,686
	Alexandria Real Estate Equities Inc.	61,283	8,591

		Shares	Market Value ($000)
	Weyerhaeuser Co.	278,221	7,946
	Invitation Homes Inc.	229,274	7,743
*	CBRE Group Inc. Class A	114,619	7,738
	Mid-America Apartment Communities Inc.	43,338	6,720
	Sun Communities Inc.	46,388	6,278
	Ventas Inc.	150,200	6,033
	Essex Property Trust Inc.	24,428	5,917
	Simon Property Group Inc.	61,533	5,523
	UDR Inc.	122,050	5,091
	WP Carey Inc.	72,427	5,055
	Iron Mountain Inc.	109,263	4,804
	Camden Property Trust	40,030	4,782
	Healthpeak Properties Inc.	202,809	4,648
	Boston Properties Inc.	52,974	3,971
	Host Hotels & Resorts Inc.	134,458	2,135
*	Zillow Group Inc. Class C	60,900	1,742
	Regency Centers Corp.	32,199	1,734
*	Zillow Group Inc. Class A	14,200	407
			192,359
Technology (14.7%)
*	Cadence Design Systems Inc.	102,945	16,824
	Amphenol Corp. Class A	223,452	14,962
	Microchip Technology Inc.	207,578	12,669
*	Twitter Inc.	244,477	10,718
*	ON Semiconductor Corp.	162,800	10,147
*	Synopsys Inc.	28,761	8,787
*	Datadog Inc. Class A	98,400	8,736
	Corning Inc.	285,845	8,295
	CDW Corp.	50,862	7,939
*	Gartner Inc.	28,237	7,813
*	EPAM Systems Inc.	20,500	7,425
*	ANSYS Inc.	32,742	7,259
	Marvell Technology Inc.	159,738	6,854
*	Paycom Software Inc.	19,192	6,333
*	Fortinet Inc.	125,950	6,188
	Monolithic Power Systems Inc.	16,663	6,055
*	VeriSign Inc.	34,231	5,946
	Hewlett Packard Enterprise Co.	488,268	5,849
*	Cloudflare Inc. Class A	101,000	5,586
*	Tyler Technologies Inc.	15,600	5,421
*	DoorDash Inc. Class A	107,600	5,321
*	Zscaler Inc.	32,000	5,260
	Skyworks Solutions Inc.	60,329	5,144
	NetApp Inc.	82,580	5,108
*	Pinterest Inc. Class A	219,004	5,103
*	Palantir Technologies Inc. Class A	627,320	5,100
*	Match Group Inc.	106,304	5,076
*	ZoomInfo Technologies Inc. Class A	121,288	5,053
[2]	Citrix Systems Inc.	47,453	4,935
*	MongoDB Inc. Class A	24,357	4,836
*	Akamai Technologies Inc.	59,752	4,799
*	HubSpot Inc.	17,100	4,619
*	Splunk Inc.	60,487	4,549
*	Twilio Inc. Class A	65,100	4,501
	Teradyne Inc.	58,900	4,426
*	GoDaddy Inc. Class A	58,797	4,168
	NortonLifeLock Inc.	204,063	4,110
*	DocuSign Inc. Class A	75,168	4,019

		Shares	Market Value ($000)
	Seagate Technology Holdings plc	74,490	3,965
	SS&C Technologies Holdings Inc.	81,461	3,890
*	Snap Inc. Class A	393,100	3,860
*	Western Digital Corp.	118,228	3,848
*	Black Knight Inc.	55,685	3,605
*	Okta Inc. Class A	56,677	3,223
*	Qorvo Inc.	38,778	3,079
*	Zoom Video Communications Inc. Class A	40,100	2,951
	Bentley Systems Inc. Class B	83,218	2,546
*	Unity Software Inc.	78,398	2,498
	Leidos Holdings Inc.	25,600	2,239
*	Zendesk Inc.	23,200	1,766
*	F5 Inc.	11,231	1,625
*	UiPath Inc. Class A	112,711	1,421
*	AppLovin Corp. Class A	65,633	1,279
*	Dropbox Inc. Class A	51,186	1,061
*	Toast Inc. Class A	54,480	911
*	IAC Inc.	14,870	824
*	Qualtrics International Inc. Class A	18,334	187
			300,711
Telecommunications (1.8%)
	Motorola Solutions Inc.	62,731	14,050
*	Arista Networks Inc.	85,760	9,681
*	Liberty Broadband Corp. Class C	47,139	3,479
	Lumen Technologies Inc.	389,287	2,834
*	Roku Inc. Class A	45,296	2,555
	Juniper Networks Inc.	60,639	1,584
*	DISH Network Corp. Class A	93,131	1,288
*	Liberty Broadband Corp. Class A	6,286	469
			35,940
Utilities (7.7%)
	Waste Connections Inc.	96,587	13,052
	Consolidated Edison Inc.	133,239	11,427
	WEC Energy Group Inc.	118,563	10,603
	Constellation Energy Corp.	122,700	10,207
	Eversource Energy	130,184	10,149
*	PG&E Corp.	787,467	9,843
	American Water Works Co. Inc.	68,362	8,898
	Edison International	143,341	8,110
	Ameren Corp.	97,006	7,814
	Entergy Corp.	76,456	7,694
	FirstEnergy Corp.	203,978	7,547
	DTE Energy Co.	65,496	7,535
	PPL Corp.	276,667	7,014
	CenterPoint Energy Inc.	236,495	6,665
	CMS Energy Corp.	109,099	6,354
	AES Corp.	251,023	5,673
	Evergy Inc.	86,265	5,124
	Alliant Energy Corp.	94,298	4,997
	NiSource Inc.	152,493	3,841
	Vistra Corp.	156,426	3,285
	Avangrid Inc.	29,145	1,215
			157,047
Total Common Stocks (Cost $1,906,848)			2,034,809

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund (Cost $13,753)	2.828%	137,556	13,752
Total Investments (100.4%) (Cost $1,920,601)				2,048,561
Other Assets and Liabilities—Net (-0.4%)				(8,731)
Net Assets (100%)				2,039,830
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,400,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $5,678,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	30	2,505	(309)
E-mini S&P 500 Index	December 2022	24	4,322	(558)
E-mini S&P Mid-Cap 400 Index	December 2022	16	3,533	(432)
				(1,299)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,029,874	—	4,935	2,034,809
Temporary Cash Investments	13,752	—	—	13,752
Total	2,043,626	—	4,935	2,048,561

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,299	—	—	1,299
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.